Other (expense) income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of other (expense) income

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(53)	278
Equity losses from investments in associates and joint ventures	20
Loss on investment		(42)	(49)
Operations		(19)	(46)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(27)	(24)
Gains (losses) on investments	16	24	(6)
Early debt redemption costs	25	(18)	(53)
Other		20	60
Total other (expense) income		(115)	160